LEASES - Weighted average rates and average useful life of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Future cash outflows of variable lease payments	$ 2,373	$ 2,323
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	207 months	295 months
Weighted average remaining lease terms	123 months	159 months
Weighted average discount rates	5.35%	5.96%
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	72 months	70 months
Weighted average remaining lease terms	40 months	38 months
Weighted average discount rates	6.94%	4.53%
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	45 months	45 months
Weighted average remaining lease terms	12 months	24 months
Weighted average discount rates	6.50%	6.55%
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	46 months	42 months
Weighted average remaining lease terms	18 months	23 months
Weighted average discount rates	3.79%	3.68%